RECEIVABLES, NET (Details Narrative) - Trade Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Four Customer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	60.00%
One Customer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage		52.00%